Other financial assets and liabilities - Summary of Hedging Activities (Details) $ in Millions, $ in Millions	Dec. 31, 2025 USD ($) AUD ($) MMBbls MMBTU us-au trillionOfBritishThermalUnit	Dec. 31, 2024 USD ($) MMBbls MMBTU us-au AUD ($) trillionOfBritishThermalUnit
Commodity price risk
Disclosure of detailed information about hedging instruments [line items]
Carrying amount (US$m)	$ 176	$ 27
Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Carrying amount (US$m)	19
Carrying amount (US$m)		(45)
Brent commodity swaps (cash flow hedges) | Cash flow hedges | Commodity price risk
Disclosure of detailed information about hedging instruments [line items]
Carrying amount (US$m)	$ 114	$ 137
Nominal amount (in mmbbl/mmbtu) | MMBTU	15	31
Hedge ratio	1	1
Weighted average hedged rate | MMBbls	72	79
HH LNG commodity swaps (cash flow hedges) | Cash flow hedges | Commodity price risk
Disclosure of detailed information about hedging instruments [line items]
Carrying amount (US$m)		$ 8
Carrying amount (US$m)	$ (4)
Nominal amount (in mmbbl/mmbtu) | trillionOfBritishThermalUnit	43	79
Hedge ratio	1	1
Weighted average hedged rate | MMBTU	3.8	3.6
TTF LNG commodity swaps (cash flow hedges) | Cash flow hedges | Commodity price risk
Disclosure of detailed information about hedging instruments [line items]
Carrying amount (US$m)	$ 66
Carrying amount (US$m)		$ (118)
Nominal amount (in mmbbl/mmbtu) | trillionOfBritishThermalUnit	37	69
Hedge ratio	1	1
Weighted average hedged rate | MMBTU	11.3	11.9
Interest rate swap (cash flow hedges) | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Carrying amount (US$m)	$ 15	$ 35
Notional amount	600	600
Hedge ratio	1	1
Weighted average hedged rate	0.017	0.017
FX forwards (cash flow hedges) | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	513
FX forwards (cash flow hedges) | Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Carrying amount (US$m)	$ 19
Carrying amount (US$m)		$ (45)
Notional amount	2,838	2,484
Hedge ratio	1	1
Weighted average hedged rate | us-au	0.63	0.67